Notes payable - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Sep. 30, 2020 USD ($)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal	¥ 5,636	¥ 5,536
Fair Values Of Notes Payable	4,878			$ 687
Interest paid for notes payable	¥ 101	¥ 94	¥ 91
Senior Notes [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | $					$ 800